PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 143,827,000	$ 167,687,000
Accumulated depreciation and amortization	(96,811,000)	(105,139,000)
Property and equipment, Net	47,016,000	62,548,000
Depreciation expense	7,600,000	8,400,000	8,700,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	14,614,000	19,250,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	56,835,000	70,168,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 72,378,000	$ 78,269,000